Property, plant and equipment (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 119,667	$ 161,712	$ 146,709